Significant Events in the Reporting Period - Additional Information (Detail) € in Thousands, $ in Millions					1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 14, 2026 USD ($) shares	Aug. 31, 2026	May 06, 2026 USD ($)	Jan. 09, 2026 USD ($) shares	May 31, 2026 shares	Sep. 30, 2026 EUR (€) shares	Sep. 30, 2025 EUR (€)	Sep. 30, 2026 EUR (€) shares	Sep. 30, 2025 EUR (€)	Sep. 30, 2026 kr / shares	May 06, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Significant Events In The Reporting Period LineItems
Payment for repurchase of shares | $	$ 65.8			$ 120.0
Nominal value per share | kr / shares										kr 1
Equity						€ 1,500,451	€ (174,075)	€ 1,500,451	€ (174,075)			€ (162,821)	€ (105,706)
Share repurchase program authorized amount | $	$ 400.0			$ 120.0
Number of Ordinary Shares Repurchased | shares	288,886			505,418
Research and development expense						€ 69,925	€ 66,879	204,857	€ 225,470
Priority Review Voucher [Member]
Significant Events In The Reporting Period LineItems
Proceeds from sales of intangible assets | $			$ 187.5
Income from sale of PRV								158,100
Marketing Approval [Member]
Significant Events In The Reporting Period LineItems
Research and development expense								€ 10,900
BioMarin [Member] | Net Sales of Navepegritide-Related Products [Member] | United States [Member]
Significant Events In The Reporting Period LineItems
Royalty payments percentage		20.00%
BioMarin [Member] | Net Sales of Navepegritide-Related Products [Member] | European Union South Korea and Brazil [Member]
Significant Events In The Reporting Period LineItems
Royalty payments percentage		18.00%
Share Repuchase Program [member] | American depository shares [member]
Significant Events In The Reporting Period LineItems
Shares authorized to repurchase | shares						1,711,114		1,711,114
Convertible Senior Notes [Member]
Significant Events In The Reporting Period LineItems
Borrowings interest rate					2.25%
Borrowings, maturity					2028
Convertible ordinary shares | shares					3,635,813			3,635,813
Borrowings And Derivative Liabilities											€ 719,400